EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE [abstract]
Disclosure of earnings per share

1.               EARNINGS PER SHARE

The calculation of basic earnings/(loss) per share is based on the net profit/(loss) for the year attributable to equity holders of approximately RMB557,876,000 (2018 and 2019: RMB784,059,000 and RMB748,439,000), divided by the weighted average number of ordinary shares outstanding during the year of 7,083,537,000 shares (2018 and 2019: 7,083,537,000 shares). There were no dilutive potential ordinary shares during each of the three years in the period ended December 31, 2020. The calculation of earnings/(loss) per equivalent ADS is based on the net profit/(loss) for the year attributable to equity holders, divided by the weighted average equivalent ADSs (one ADS represents 50 H Shares) outstanding during the year of 141,670,740 ADSs (2018 and 2019: 141,670,740 ADSs).

	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Profit/(Loss) attributable to owners of the Company	784,059	748,439	(557,876)

Weighted average number of ordinary shares in issue	7,083,537	7,083,537	7,083,537
Weighted average equivalent ADSs	141,670	141,670	141,670

Basic and diluted earnings/(loss) per share	RMB0.11	RMB0.11	RMB(0.08)
Basic and diluted earnings/(loss) per equivalent ADS	RMB5.53	RMB5.28	RMB(3.94)